Commitments (Details) - 12 months ended Dec. 31, 2019	USD ($)	CAD ($)
Directors [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum monthly payments		$ 50,750
Employee [Member] | USD [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum monthly payments	$ 16,050
Officer [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum monthly payments		$ 19,167
Officer and Employee [Member] | USD [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum monthly payments	$ 31,875